Business combinations	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Business combinations
30. Business combinations
On 24 July 2025, the Group completed the acquisition of 100% of eDynamic Holdings LP (‘eDynamic Learning’), a leading Career and Technical Education curriculum solutions provider, for cash consideration of
£
168m, with a further
£
3m paid into an escrow account in relation to a provision provided for on the opening balance sheet. This acquisition is aligned to Pearson’s strategy, enabling Pearson to scale its position in the fast-growing Early Careers space and broaden capabilities in career-readiness solutions. The acquired business will form part of the Higher Education division. This transaction has resulted in the recognition of £102
m of goodwill, which represents the expected growth of the business, the workforce and know-how
acquired and the anticipated synergies, none of which can be recognised as separate intangible assets. The goodwill is not deductible for tax purposes.
Intangible assets of £
71
m have been recognised, comprising customer relationships, technology, content and the brand. The customer relationships will be amortised over 16 years, and the remainder over periods of two
to
six
 years. The valuations of these assets were carried out with the support of a third-party specialist, and were based on discounted cash flow models. The key assumptions that feed into the valuations are the cash flow forecasts, revenue projections from existing customers, forecasted profit margins and discount rates.
On 21 October 2024, NCS Pearson, Inc. acquired the trade and assets of Revibe Technologies, Inc. for total consideration of £2m, compris ing
£1m cash and
£1m
contingent consideration. The acquired assets comprised mainly technology assets and goodwill. The acquired business formed part of the Assessments & Qualifications business unit, and is a provider of digital wearable software therapy for children and adults with attention-deficit/hyperactivity disorder.
On 22 March 2023, the Group acquired 100% of the share capital of Personnel Decisions Research Institutes, LLC (PDRI) for cash consideration of £152m ($187m). PDRI is a provider of workforce assessment services and has significant expertise in providing recruitment assessment solutions to the US federal government. It forms part of the Assessment & Qualifications business unit. There was no contingent or deferred consideration.

Key areas of estimation

The valuation of acquired intangible assets recognised on the acquisition of a business. The valuation is based on a number of assumptions, including estimations of future business performance.

The Group’s transactions regarding investments in associates are detailed in note 12, and are not included below.
Details of the fair values of the assets and liabilities recognised at the acquisition date and the related consideration is shown in the following table:

All figures in £ millions	2025 Total	2024 Total	2023 Total

Intangible assets	71	1	117

Trade and other receivables	7	–	8

Cash and cash equivalents	8	–	4

Trade and other liabilities	(4)	–	(7)

Provisions, including uncertain tax provisions	(5)	–	–

Deferred revenue	(10)	–	–

Deferred tax	(1)	–	(31)

Net assets acquired	66	1	91

Goodwill	102	1	61

Total	168	2	152

Satisfied by:

Cash consideration	168	1	152

Contingent or deferred consideration	–	1	–

Total consideration	168	2	152
eDynamic Learning generated revenues of £
10
m and a loss after tax of £
1
m for the period from acquisition date to 31 December 2025. If the acquisition of eDynamic Learning had occurred on 1 January 2025, the Group’s revenue and profit after tax would have been £18m higher and £1m higher, respectively. The quoted profit numbers include the impact of purchase price adjustments made on acquisition, including the amortisation of acquired intangibles and reduced revenue and profit following fair value adjustments to the acquired deferred revenue balance.
Total acquisition related costs of £
7
m (2024: £5m; 2023: £12m) were recognised within other net gains and losses.
In 2023, there was a gain of £5m arising on decreases in the deferred consideration payable on prior year acquisitions. No such items arose in 2024 or 2025.

The net cash outflows related to the acquisitions are set out in the table below. In addition to the current year acquisitions, the other net cash outflows on acquisition of subsidiaries relate to deferred payments for prior year acquisitions.

All figures in £ millions	2025 Total	2024 Total	2023 Total

Cash flow on acquisitions

Cash – current year acquisitions	(168)	(1)	(152)

Cash paid into escrow account	(3)	–	–

Cash and cash equivalents acquired	8	–	4

Deferred payments for prior year acquisitions and other items	(4)	(38)	(23)

Net cash outflow	(167)	(39)	(171)